9. LEASES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Leases [Abstract]
Schedule of minimum future lease payments
Year	$
2021	$133,996
2022	12,086
2023	0
2024	-
146,082
Imputed interest	(14,608)
Total lease liability	$131,474

Year	$
2019	$-
2020	133,996
2021	111,492
2022	24,520
2023	-
270,008
Imputer interest	(23,872)
Total lease liability	$246,136